Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Tax Disclosure [Abstract]
Retirement benefits	$ 751,676	$ 374,005
Other liabilities and reserves	134,358	161,954
Long-term contracts	27,726	7,355
Stock-based incentive compensation	70,129	63,590
Loss carryforwards	175,571	186,613
Unrealized currency exchange gains and losses	9,057	43,484
Inventory	18,535	24,623
Foreign tax credit carryforward	19,079
Depreciation and amortization	(480,791)	(479,103)
Valuation allowance	(176,079)	(192,904)
Net deferred tax asset	549,261	189,617
Change in net deferred tax asset:
Provision for deferred tax	56,452	(20,715)	17,353
Items of other comprehensive (loss) income	319,352	(131,552)
Acquisitions and other	(16,160)	(1,519)
Total change in net deferred tax	$ 359,644	$ (153,786)